Expense Example, No Redemption (Diversified Value Portfolio Annuity)	Diversified Value Portfolio Diversified Value Portfolio - Diversified Value Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	431